COMMITMENTS, CONTINGENCIES AND GUARANTEES - Summary of Letters of Credit Issued (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 718	$ 686
Brookfield Renewable along with institutional investors
Disclosure of contingent liabilities [line items]
Issued letters of credit	50	51
Brookfield Renewable's subsidiaries
Disclosure of contingent liabilities [line items]
Issued letters of credit	$ 668	$ 635